Related Party Transactions (Details) - Schedule of related party transactions ¥ in Thousands, $ in Thousands		6 Months Ended
		Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Insurance consulting service income accrued from Fanhua Lianxing [Member]
Related Party Transaction [Line Items]
Other services	[1]	¥ 6,497	$ 942	¥ 3,312
Insurance consulting service income received from Fanhua Lianxing [Member]
Related Party Transaction [Line Items]
Other services	[1]	6,449	935	2,320
Trust consulting service income accrued from Fanhua Lianxing [Member]
Related Party Transaction [Line Items]
Other services	[2]	5,643	818
Trust consulting service income received from Fanhua Lianxing [Member]
Related Party Transaction [Line Items]
Other services	[2]	54	8
Promotion expense accrued and adjusted to Fanhua Yuntong [Member]
Related Party Transaction [Line Items]
Selling expense	[3]	(55)	(8)	355
Promotion expense paid to Fanhua Yuntong [Member]
Related Party Transaction [Line Items]
Selling expense	[3]	¥ 175	$ 25	¥ 141

[1]	Starting from January 2021, the Group has cooperated with Fanhua Lianxing to provide insurance consulting service.
[2]	Starting from January 2022, the Group has cooperated with Fanhua Lianxing to provide trust consulting service.
[3]	Starting from August 2021, the Group has cooperated with Fanhua Yuntong and Fanhua Yuntong has provided client referral service to us.